Share Capital (Details 1) - $ / shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.83	$ 0.63
Outstanding, Number of options		1,429,713	836,514
Exercisable, Number of options		913,617
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	[1]
Outstanding, Number of options		230,425
Outstanding, Weighted average remaining contractual life (years)		5 years 4 months 24 days
Exercisable, Number of options		230,425
Exercisable, Weighted average remaining contractual life (years)		5 years 4 months 24 days
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.45
Outstanding, Number of options		63,097
Outstanding, Weighted average remaining contractual life (years)		2 years 8 months 12 days
Exercisable, Number of options		63,097
Exercisable, Weighted average remaining contractual life (years)		2 years 8 months 12 days
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.92
Outstanding, Number of options		937,403
Outstanding, Weighted average remaining contractual life (years)		6 years 7 months 6 days
Exercisable, Number of options		421,307
Exercisable, Weighted average remaining contractual life (years)		6 years 1 month 6 days
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	[1]
Outstanding, Number of options		37,924
Outstanding, Weighted average remaining contractual life (years)		3 years 3 months 19 days
Exercisable, Number of options		37,924
Exercisable, Weighted average remaining contractual life (years)		3 years 3 months 19 days
Range 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.03
Outstanding, Number of options		102,096
Outstanding, Weighted average remaining contractual life (years)		9 years 9 months 18 days
Exercisable, Number of options		102,096
Exercisable, Weighted average remaining contractual life (years)		9 years 9 months 18 days
Range 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 0.34
Outstanding, Number of options		8,020
Outstanding, Weighted average remaining contractual life (years)		6 years 1 month 6 days
Exercisable, Number of options		8,020
Exercisable, Weighted average remaining contractual life (years)		6 years 1 month 6 days
Range 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 4.72
Outstanding, Number of options		1,068
Outstanding, Weighted average remaining contractual life (years)		4 years 2 months 12 days
Exercisable, Number of options		1,068
Exercisable, Weighted average remaining contractual life (years)		4 years 2 months 12 days
Range 8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 5.05
Outstanding, Number of options		2,769
Outstanding, Weighted average remaining contractual life (years)		4 years 2 months 12 days
Exercisable, Number of options		2,769
Exercisable, Weighted average remaining contractual life (years)		4 years 2 months 12 days
Range 9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 5.73
Outstanding, Number of options		37,623
Outstanding, Weighted average remaining contractual life (years)		4 years 3 months 19 days
Exercisable, Number of options		37,623
Exercisable, Weighted average remaining contractual life (years)		4 years 3 months 19 days
Range 10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price		$ 6.23
Outstanding, Number of options		9,648
Outstanding, Weighted average remaining contractual life (years)		7 years
Exercisable, Number of options		9,648
Exercisable, Weighted average remaining contractual life (years)		7 years

[1]	Represents an amount lower than $0.01